UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Praesidium Investment Management Company, LLC
Address: 747 Third Avenue
         35th Floor
         New York, NY  10017

13F File Number:  28-11673

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin Oram
Title:     Member
Phone:     212.821.1489

Signature, Place, and Date of Signing:

     Kevin Oram     New York, New York     February 17, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     13

Form13F Information Table Value Total:     $55,816 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     5852   101699 SH       Sole                   101699        0        0
ACCENTURE LTD BERMUDA          CL A             G1150G111     6773   206563 SH       Sole                   206563        0        0
ACTUATE CORP                   COM              00508B102      464   156850 SH       Sole                   156850        0        0
APPLIED MATLS INC              COM              038222105     3989   393791 SH       Sole                   393791        0        0
CHINACAST EDU CORP             COM              16946T109      670   263825 SH       Sole                   263825        0        0
CULP INC                       COM              230215105     1701   858605 SH       Sole                   858605        0        0
JDA SOFTWARE GROUP INC         COM              46612K108     9462   720603 SH       Sole                   720603        0        0
LAM RESEARCH CORP              COM              512807108     3697   173732 SH       Sole                   173732        0        0
MAXIMUS INC                    COM              577933104     7205   205204 SH       Sole                   205204        0        0
MEADOW VY CORP                 COM              583185103     1943   244997 SH       Sole                   244997        0        0
MIDAS GROUP INC                COM              595626102     4968   473634 SH       Sole                   473634        0        0
OPLINK COMMUNICATIONS INC      COM NEW          68375Q403     4689   545263 SH       Sole                   545263        0        0
TYLER TECHNOLOGIES INC         COM              902252105     4403   367562 SH       Sole                   367562        0        0